LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES

NOTE 10– LEASES

The Company accounts for its leases under ASC Topic 842, Leases. The Company determines at its inception whether an arrangement that provides us control over the use of an asset is a lease. We recognize at lease commencement a right-of-use (ROU) asset and lease liability based on the present value of the future lease payments over the lease term. We have elected not to recognize a ROU asset and lease liability for leases with terms of 12 months or less.

In addition to the base rent, real estate leases typically contain provisions for common-area maintenance and other similar services, which are considered non-lease components for accounting purposes. For real estate leases, we apply a practical expedient to include these non-lease components in calculating the ROU asset and lease liability. For all other types of leases, non-lease components are excluded from our ROU assets and lease liabilities and expensed as incurred.

During 2025, we maintained operating leases for office facilities. We do not have any finance leases. In January 2026, we entered into a lease amendment to terminate a facility lease effective February 15, 2026, and adjusted our right-of-use assets and liabilities.

Lease expense is included in Management and Technology Expenses on the accompanying Consolidated Statements of Operations. The components of lease expense were as follows (in thousands):

	Three months ended March 31,
	2026	2025
Operating lease cost	$-	$26
Short-term lease cost	-	4
Total lease costs	$-	$30

Supplemental information related to leases was as follows (dollars in thousands):

	March 31, 2026	December 31, 2025
Operating Lease right-of-use asset	$-	$-

Current portion of operating lease liabilities	-	-
Non-current portion of operating lease liabilities	-	-
Total operating lease liabilities	$-	$-

Cash paid for amounts included in the measurement of operating lease liabilities	$-	$65

Right-of-use assets obtained in exchange for operating lease liabilities	$-	$-

Weighted-average remaining lease term for operating leases (years)	-	-
Weighted average discount rate for operating leases	-	-

NOTE 13 –LEASES

The Company accounts for its leases under ASC Topic 842, Leases. The Company determines at its inception whether an arrangement that provides us control over the use of an asset is a lease. We recognize at lease commencement a right-of-use (ROU) asset and lease liability based on the present value of the future lease payments over the lease term. We have elected not to recognize a ROU asset and lease liability for leases with terms of 12 months or less. Our current long-term leases include an option to extend the term of the lease prior to the end of the initial term. It is not reasonably certain that we will exercise the option and have not included the impact of the option in the lease term for purposes of determining total future lease payments. As our lease agreement does not explicitly state the discount rate implicit in the lease, we use our promissory note borrowing rate to calculate the present value of future payments.

In addition to the base rent, real estate leases typically contain provisions for common-area maintenance and other similar services, which are considered non-lease components for accounting purposes. For our real estate leases, we apply a practical expedient to include these non-lease components in calculating the ROU asset and lease liability. For all other types of leases, non-lease components are excluded from our ROU assets and lease liabilities and expensed as incurred.

During 2025, we maintained operating leases for office facilities. We do not have any finance leases. In January 2026, we entered into a lease amendment to terminate a facility lease effective February 15, 2026 and adjusted our right-of-use assets and liabilities.

Lease expense is included in Management and technology Expenses on the accompanying Consolidated Statements of Operations. The components of lease expense were as follows (in thousands):

	Years ended December 31,
	2025	2024
Operating lease cost	$65	$127
Short-term lease cost	14	18
Total lease costs	$79	$145

Supplemental information related to leases was as follows (dollars in thousands):

	December 31, 2025	December 31, 2024
Operating Lease right-of-use asset	$-	$236

Current portion of operating lease liabilities	-	108
Non-current portion of operating lease liabilities	-	139
Total operating lease liabilities	$-	$247

Cash paid for amounts included in the measurement of operating lease liabilities	$65	$126

Right-of-use assets obtained in exchange for operating lease liabilities	$-	$-

Weighted-average remaining lease term for operating leases (years)	-	2.3
Weighted average discount rate for operating leases	-	6.0%

Open World Ltd. [Member]
LEASES

10. LEASES

The Company leases office space under a non-cancellable operating lease agreement. The lease commenced on April 2, 2024, and has a five -year term expiring on April 1, 2029.

Right-of-Use Assets and Lease Liabilities

The balances of operating lease right-of-use assets and lease liabilities as at March 31, 2026, and December 31, 2025 are as follows:

	March 31, 2026	December 31, 2025
Operating lease Right-of-use asset, net	$912,147	$982,858
Lease Liability:
Operating lease liability, current	290,140	284,651
Operating lease liability, non-current	650,124	723,844
Total operating lease liability	$940,264	$1,008,495

Maturity of Lease Liabilities

Future lease payments under non-cancellable operating leases as of March 31, 2026, were:

Year	Total ($)
2026	$243,095
2027	331,432
2028	341,381
2029	85,971
Total undiscounted lease payments	$1,001,879
Less: imputed interest	(61,615)
Present value of lease liability	$940,264

10. LEASES

The Group leases office space under a non-cancellable operating lease agreement. The lease commenced on April 2, 2024, and has a five-year term expiring on April 1, 2029. The lease provides for fixed annual base rent escalating annually and includes an option to extend for one additional five-year term at prevailing market rates. The renewal option is not reasonably certain to be exercised and, therefore, is not included in the measurement of the lease liability.

The lease requires payment of variable common area maintenance (“CAM”) charges based on the Group’s proportionate share of building operating costs (10.23%). These variable lease payments are expensed as incurred and are not included in the measurement of the right-of-use asset or lease liability.

Right-of-Use Assets and Lease Liabilities

The balances of operating lease right-of-use assets and lease liabilities as at December 31, 2025, and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Right-of-use asset, net	982,858	1,258,424
Lease Liability:
Current portion of lease liability	284,651	263,352
Non-current portion of lease liability	723,844	1,008,495
Total lease liability	1,008,495	1,271,847

Maturity of Lease Liabilities

Future minimum lease payments under non-cancellable operating leases as of December 31, 2025, were:

Year	Total ($)
2026	321,762
2027	331,432
2028	341,381
2029	85,971
Total undiscounted lease payments	1,080,546
Less: imputed interest	(72,051)
Present value of lease liability	1,008,495

Other Information

▪	Weighted average remaining lease term: 4.25 years
▪	Weighted average discount rate: 4.35%
▪	Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows: $312,373 (2024 – $229,116).